Retained Earnings and Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated at beginning	$ (15,556,848)
Accumulated at ending	(13,621,992)	$ (15,556,848)
Accumulated Other Comprehensive Income (loss)
Accumulated at beginning	(15,556,848)	1,320,451
Changes in other comprehensive income	1,934,856	(16,877,299)
Accumulated at ending	(13,621,992)	(15,556,848)
Open Ended Fund
Accumulated at beginning	1,524,860	2,429,283
Changes in other comprehensive income	(19,718)	(904,423)
Accumulated at ending	1,505,142	1,524,860
Other Equity Instruments
Accumulated at beginning	638,406	991,902
Changes in other comprehensive income	(123,359)	(353,496)
Accumulated at ending	515,047	638,406
Warrants Exercisable for Common Stock of UHI
Accumulated at beginning	(23,602,220)	(1,703,056)
Changes in other comprehensive income		(21,899,164)
Accumulated at ending	(23,602,220)	(23,602,220)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	850,241	734,676
Changes in other comprehensive income	84,232	115,565
Accumulated at ending	934,473	850,241
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(1,350,451)	(1,010,132)
Changes in other comprehensive income	291,697	(340,319)
Accumulated at ending	(1,058,754)	(1,350,451)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	(1,915,508)	(545,363)
Changes in other comprehensive income	1,927,601	(1,370,145)
Accumulated at ending	12,093	(1,915,508)
Share of Income (Loss) of Associates and Joint Ventures
Accumulated at beginning	(136,448)	(75,415)
Changes in other comprehensive income	245,714	(61,033)
Accumulated at ending	109,266	(136,448)
Income Tax
Accumulated at beginning	8,434,272	498,556
Changes in other comprehensive income	(471,311)	7,935,716
Accumulated at ending	$ 7,962,961	$ 8,434,272